STATUTORY RESERVES AND RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Schedule of balance sheet

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
ASSETS
Cash and cash equivalents	99,459	25,428
Short-term investments	—	19,728
Amounts due from the Group’s entities	185,892	25,256
Loan to the Group’s entities	—	112,566
Prepaid expense and other current assets	—	235
Other non-current assets	548	1,512
Total assets	285,899	184,725
LIABILITIES AND EQUITY
Amounts due to the Group’s entities	35,613	64,572
Equity loss in subsidiaries, VIE and VIE’s subsidiaries	12,021	23,807
Acquisition consideration payable	8,983	8,983
Other payable and accrued liabilities	2,052	12,723
Total liabilities	58,669	110,085

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Equity
Class A ordinary shares (US$0.0001 par value; 483,068,176 Class A shares authorized, 163,294,773 and 171,596,634 shares issued as of December 31, 2024 and 2025, respectively; 163,294,773 and 161,525,163 shares issued and outstanding as of December 31, 2024 and 2025, respectively)	118	118
Class B ordinary shares (US$0.0001 par value; 16,931,824 and 16,931,824 shares authorized, issued and outstanding as of December 31, 2024 and 2025, respectively)	11	11
Additional paid-in capital	3,489,553	3,501,859
Treasury stock (nil and 1,769,610 shares as of December 31, 2024 and 2025, respectively)	—	(3,494)
Accumulated other comprehensive income	25,096	22,626
Accumulated deficit	(3,287,548)	(3,446,480)
Total equity	227,230	74,640
Total liabilities and equity	285,899	184,725

Schedule of comprehensive loss

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Gross loss	—	—	(351)
Operating expenses	(27,856)	(15,730)	(36,591)
Other operating income	—	—	3,184
Equity in loss of the Group’s entities	(295,718)	(106,358)	(126,739)
Loss from operation	(323,574)	(122,088)	(160,497)
Interest and investment income	756	408	1,565
Interest expense	(56)	(23)	—
Impairment of available-for-sale debt securities	—	(4,428)	—
Change in fair value of derivative liabilities	102,419	34,378	—
Loss before income tax expense	(220,455)	(91,753)	(158,932)
Net loss	(220,455)	(91,753)	(158,932)
Net accretion of convertible redeemable preferred shares	(9,452)	(290,543)	—
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	—	672,170	—
Deemed dividend to preferred shareholders due to modifications	—	(5,940)	—
Net (loss)/income attributable to ordinary shareholders	(229,907)	283,934	(158,932)

Schedule of cash flows

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash (used in)/generated from operating activities	(29,486)	(20,519)	99,014
Net cash used in investing activities	(172,856)	(44,013)	(166,163)
Net cash (used in)/ provided by in financing activities	(3,896)	151,029	(5,150)
Effect of exchange rate changes on cash and cash equivalents	8,146	(2,504)	(1,732)
Net (decrease)/increase in cash and cash equivalents	(198,092)	83,993	(74,031)
Cash and cash equivalents at beginning of the year	213,558	15,466	99,459
Cash and cash equivalents at end of the year	15,466	99,459	25,428